MARKETABLE SECURITIES (Schedule of Fair Value, Cost and Gross Unrealized Holding Gains of Securities Owned) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 56,747	$ 7,062
Cost or Amortized cost	56,872
Gross unrealized holding loss	131
Gross unrealized holding gains	$ 6
Securities with impairment that is other than temporary
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 1,977	$ 7,062
Cost or Amortized cost	1,978	7,141
Gross unrealized holding loss	3	83
Gross unrealized holding gains	2	$ 4
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	35,627
Cost or Amortized cost	35,703
Gross unrealized holding loss	79
Gross unrealized holding gains	3
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	19,143
Cost or Amortized cost	19,191
Gross unrealized holding loss	49
Gross unrealized holding gains	$ 1